Notes Payable	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Notes Payable

Note 9. Notes Payable

	December 31
	2013	2012
6.50% unsecured senior notes due December 15, 2020 (a)	$600,000	$600,000
6.125% unsecured senior notes due July 1, 2022 (b)	500,000	—

	$1,100,000	$600,000

(a)	On December 14, 2012, the Company issued a private placement of $600.0 million of unsecured senior notes. The notes have an eight-year term, are due December 15, 2020, and bear a fixed interest rate of 6.50%. The notes require semi-annual interest payments on June 15 and December 15 of each year until maturity. Obligations to pay principal and interest on the unsecured senior notes are guaranteed by certain of the Company’s subsidiaries.

The unsecured senior notes issued December 14, 2012 include an optional redemption under which, at any time prior to December 15, 2015, Brookfield Residential may redeem up to 35% of the aggregate principal amount of the notes at a redemption price of 106.50% of the principal amount, plus accrued and unpaid interest, using the net cash proceeds of one or more equity offerings.

At any time prior to December 15, 2015, the Company may also redeem all or part of the notes at a redemption price equal to 100% of the principal amount of the notes to be redeemed plus the applicable premiums as of and accrued and unpaid interest to the date of redemption, in certain circumstances in which Brookfield Residential would become obligated to pay additional amounts under the notes.

On or after December 15, 2015, the Company is entitled to redeem all or part of the notes at the redemption prices (expressed as percentages of principal amount) set forth in the table below, plus accrued and unpaid interest on the notes redeemed:

Notes Redemption Price
2015	104.88%
2016	103.25%
2017	101.63%
2018 and thereafter	100.00%

(b)	On June 25, 2013, the Company and Brookfield Residential US Corporation, a wholly owned subsidiary of the Company, co-issued a private placement of $500.0 million of unsecured senior notes. The notes have a nine-year term, are due July 1, 2022 and bear interest at a fixed rate of 6.125%. The notes require semi-annual interest payments on January 1 and July 1, commencing January 1, 2014, of each year until maturity. Obligations to pay principal and interest on the unsecured notes are guaranteed by the Company and certain of the Company’s subsidiaries.

The unsecured senior notes issued June 25, 2013 include an optional redemption under which, at any time prior to July 1, 2016, Brookfield Residential may redeem up to 35% of the aggregate principal amount of the notes at a redemption price of 106.125% of the principal amount, plus accrued and unpaid interest, using the net cash proceeds of one or more equity offerings.

At any time prior to July 1, 2017, the Company can redeem all or part of the notes, at a redemption price equal to 100% of the principal amount of the notes to be redeemed, plus the applicable premiums as of and accrued and unpaid interest to the date of redemption, in certain circumstances in which Brookfield Residential would become obligated to pay additional amounts under the notes.

On or after July 1, 2017, the Company is entitled to redeem all or part of the notes at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest on the notes redeemed:

Notes Redemption Price
2017	104.59%
2018	103.06%
2019	101.53%
2020 and thereafter	100.00%

Both senior notes include covenants that, among others, place limitations on incurring additional indebtedness and restricted payments. Under the limitation on additional indebtedness, Brookfield Residential is permitted to incur specified categories of indebtedness but is prohibited from incurring further indebtedness if it does not satisfy either an indebtedness to consolidated net tangible worth ratio condition of 2.25 to 1 or a fixed coverage ratio of 2.0 to 1. The Company was in compliance with these financial incurrence covenants as at December 31, 2013.

The transaction costs related to the notes payable are within other assets (refer to Note 7 – Receivables and Other Assets).

Certain derivative instruments, including redemption call options, have been identified as embedded in the notes payable, but as they are considered clearly and closely related to the unsecured notes payable, the derivatives are not accounted for separately.